DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2020
Cash equivalents	$ 0	$ 0
Allowance for uncollectible accounts receivable	881,676	49,191
Impairment of goodwill	70,995	0
Impairment of intangible assets	878,877	0
Advertising costs	0	$ 220
Deferred revenue	$ 305,741		$ 305,165
Two Customers | Accounts Receivable
Concentration risk	91.00%	28.00%
Telecommunications Network
Estimated useful life	5 years
Telecommunications Equipment | Minimum
Estimated useful life	7 years
Telecommunications Equipment | Maximum
Estimated useful life	10 years
Computers and Office Equipment
Estimated useful life	3 years